Income Taxes - Movements in Deferred Tax Assets (Liabilities) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	₩ 595,363	₩ 598,994
Inc. (Dec.)	332,432	(3,631)
Ending	927,795	595,363
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	156,608	130,501
Inc. (Dec.)	30,864	26,107
Ending	187,472	156,608
PP&E and Intangible asset [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	239,702	382,838
Inc. (Dec.)	47,225	(143,136)
Ending	286,927	239,702
Share of profit or loss of equity-accounted investees [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	290,919	269,638
Inc. (Dec.)	(5,965)	21,281
Ending	284,954	290,919
Allowance for inventories valuation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	63,187	47,565
Inc. (Dec.)	(28,338)	15,622
Ending	34,849	63,187
Prepaid expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	13,553	16,923
Inc. (Dec.)	1,389	(3,370)
Ending	14,942	13,553
Gain or loss on foreign currency [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	143,239	(13,706)
Inc. (Dec.)	74,341	156,945
Ending	217,580	143,239
Defined benefit liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(3,534)	(40,417)
Inc. (Dec.)	12,664	36,883
Ending	9,130	(3,534)
Provision for construction losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	11,669	17,949
Inc. (Dec.)	668	(6,280)
Ending	12,337	11,669
Provision for construction warranty [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	45,723	70,271
Inc. (Dec.)	(2,482)	(24,548)
Ending	43,241	45,723
Accrued income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(21,271)	(39,762)
Inc. (Dec.)	6,712	18,491
Ending	(14,559)	(21,271)
Impairment loss on AFS [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	94,317	94,542
Inc. (Dec.)	(29,506)	(225)
Ending	64,811	94,317
Difference in acquisition costs of treasury shares [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	43,741	43,892
Inc. (Dec.)	(9,513)	(151)
Ending	34,228	43,741
Provision for accelerated depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(2,660,730)	(2,736,674)
Inc. (Dec.)	33,443	75,944
Ending	(2,627,287)	(2,660,730)
Spin-off [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	1,536,177	1,543,628
Inc. (Dec.)	(558)	(7,451)
Ending	1,535,619	1,536,177
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	159,102	487,444
Inc. (Dec.)	(40,486)	(328,342)
Ending	118,616	159,102
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	112,402	274,632
Inc. (Dec.)	90,458	(162,230)
Ending	202,860	112,402
Changes in fair value of investments in equity instruments measured at fair value through other comprehensive income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(35,572)	36,028
Inc. (Dec.)	47,453	(71,600)
Ending	11,881	(35,572)
Other deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	47,288	(7,051)
Inc. (Dec.)	13,110	54,339
Ending	60,398	47,288
Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	11,716	28,977
Inc. (Dec.)	60,563	(17,261)
Ending	72,279	11,716
Tax credit carry-forward and others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	253,559	71,364
Inc. (Dec.)	130,817	182,195
Ending	384,376	253,559
Investments in subsidiaries, associates and joint ventures [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	217,686	224,021
Inc. (Dec.)	50,594	(6,335)
Ending	₩ 268,280	₩ 217,686